Warrants -Summary of Information about Convertible Preferred Stock and Common Stock Warrants Outstanding (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Common stock [Member]	Dec. 31, 2012 Series A convertible preferred stock [Member]	Dec. 31, 2012 Series C convertible preferred stock [Member]	Dec. 31, 2012 Promissory note and revolving line of credit [Member] Series B convertible preferred stock [Member]	Dec. 31, 2012 Promissory note [Member] Series B convertible preferred stock [Member]
Class of Warrant or Right [Line Items]
Issue date				October 2012	April 2007	April 2012	August 2008	March 2009
Expiration date				October 2015	April 2014	April 2022	May 2013	March 2014
Number of shares subject to warrant issued		151	207		6	191	3	7
Exercise price	8.40	8.40			2.608	7.846	4.849	4.849
Estimated fair value as of December 31, 2012			$ 2,185	$ 301	$ 68	$ 1,710	$ 34	$ 72